SUBSEQUENT EVENTS (Details)		1 Months Ended			3 Months Ended
	Apr. 12, 2022 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) item shares	Dec. 31, 2021 item $ / shares shares	Nov. 30, 2021 item	Mar. 31, 2022 item shares	Apr. 11, 2022 shares	Mar. 13, 2022 $ / shares shares	Dec. 31, 2020 shares
Subsequent Event [Line Items]
Number of license and supply agreements entered | item			3	3
Ordinary shares, shares authorized			12,500,000,000					12,500,000,000
2020 Notes
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)			367,356
Warrants, exercise price of warrants (in dollars per share) | $ / shares			$ 3.98
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of license and supply agreements entered | item					4
Number of ADSs acquirable for options	42,857
Annual discretionary bonuses | $		$ 472,500
Ordinary shares, shares authorized	50,000,000,000					12,500,000,000
Combined base salary of two founders | $	$ 990,000
Exercise price on grant date | $ / shares	$ 1.40
Vesting period	3 years
Monthly payments for repayment of indebtedness to 2 founders | $	$ 25,000
Subsequent Event [Member] | Minimum
Subsequent Event [Line Items]
Percentage of annual discretionary bonus on annual base salary	45.00%
Subsequent Event [Member] | Amended Plan
Subsequent Event [Line Items]
Number of ordinary shares reserved for future issuance (in percentage)		15.00%
Number of ordinary shares reserved for future issuance		1,826,991,616			1,826,991,616
Number of ADSs represented by ordinary shares		4,567,479			4,567,479
Number of ADSs acquirable for options		3,957,142			3,957,142
Subsequent Event [Member] | Amended Plan | Two Founders
Subsequent Event [Line Items]
Number of ADSs acquirable for options	1,071,429
Exercise price on grant date | $ / shares	$ 1.40
Vesting period	4 years
Subsequent Event [Member] | Amended Plan | Directors
Subsequent Event [Line Items]
Number of ADSs acquirable for options	117,857
Exercise price on grant date | $ / shares	$ 1.40
Vesting period	3 years
Subsequent Event [Member] | Series A warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)							4,276,252
Warrants, exercise price of warrants (in dollars per share) | $ / shares							$ 3.98
Subsequent Event [Member] | Series B warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)							4,276,252
Warrants, exercise price of warrants (in dollars per share) | $ / shares							$ 3.98
Subsequent Event [Member] | Series C warrants | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)							2,389,670
Warrants, exercise price of warrants (in dollars per share) | $ / shares							$ 3.98
Subsequent Event [Member] | 2020 Notes
Subsequent Event [Line Items]
Aggregate payment for notes payables settlement | $		$ 311,670
Number of note payables settled | item		2
Number of notes payables | item		5			5
Subsequent Event [Member] | 2020 Notes | Investor Exchange Warrants [Member] | ADS
Subsequent Event [Line Items]
Warrants, number of securities called by warrants (in shares)							367,356
Warrants, exercise price of warrants (in dollars per share) | $ / shares							$ 3.98